Costs and expenses by nature (Details) - Cost Of Sale [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Raw material, products for resale, materials and third-party services (1)	$ (5,251)	$ (5,369)	$ (10,350)	$ (11,298)
Acquisitions	(3,552)	(3,863)	(7,131)	(8,171)
Crude oil imports	(1,766)	(2,543)	(3,882)	(4,749)
Oil products imports	(1,586)	(998)	(2,775)	(2,661)
Natural gas imports	(200)	(322)	(474)	(761)
Third-party services and others	(1,699)	(1,506)	(3,219)	(3,127)
Depreciation, depletion and amortization	(3,004)	(2,423)	(5,517)	(5,072)
Production taxes	(2,555)	(2,906)	(5,358)	(5,936)
Employee compensation	(431)	(601)	(830)	(1,042)
Inventory turnover	216	(441)	345	97
Total	$ (11,025)	$ (11,740)	$ (21,710)	$ (23,251)